Derivative financial instruments - Summary of carrying amount of fair value hedges (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	$ 0	$ 347
Hedging instrument, liabilities	3,674	465
Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	0	21
Hedging instrument, liabilities	4	0
Notional amount	368	1,102
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	0	326
Hedging instrument, liabilities	3,670	465
Notional amount	$ 17,032	$ 18,880